Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 22,363	$ 7,036
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	19,448	6,658
NIS [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	2,906	362
Other Currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents currencies denominated [Line Items]
Cash and cash equivalents	$ 9	$ 16